Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 226,337	$ 39,302	$ 30,223
Accounts receivable, net	44,173	30,752	13,357
Prepaid expenses and other current assets	5,206	2,789	1,096
Income taxes receivable	4,521	1,072	0
Deferred income taxes	2,250	2,246	764
Total current assets	282,487	76,161	45,440
Property and equipment, net	18,184	10,346	5,564
Deferred income taxes	190	66	17
Deposits and other noncurrent assets	836	419	256
Total assets	301,697	86,992	51,277
Current liabilities
Accounts payable	4,253	2,176	1,442
Accrued and other current liabilities	6,970	4,471	2,093
Accrued compensation and employee related benefits	17,228	13,170	6,632
Income taxes payable	348	129	180
Deferred revenue	50,968	31,984	17,912
Total current liabilities	79,767	51,930	28,259
Deferred income taxes	1,353	1,353	1,062
Deferred revenue	3,162	2,423	1,073
Other long-term liabilities	2,648	1,312	1,129
Total liabilities	86,930	57,018	31,523
Commitments and contingencies (Note 8)
Convertible preferred stock
Convertible Preferred Stock	0	0	0
Stockholders' equity (deficit)
Additional paid-in capital	220,730	11,698	2,904
Accumulated other comprehensive loss	(42)	(1)	0
Accumulated deficit	(5,927)	(1,758)	(3,185)
Total stockholders' equity (deficit)	214,767	9,943	(277)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	301,697	86,992	51,277
Series B Preferred Stock
Convertible preferred stock
Convertible Preferred Stock	0	15,007	15,007
Series A Preferred Stock
Convertible preferred stock
Convertible Preferred Stock	0	5,024	5,024
Convertible Preferred Stock
Convertible preferred stock
Convertible Preferred Stock	0	20,031	20,031
Common Class B
Stockholders' equity (deficit)
Common Stock	5	4	4
Common Class A
Stockholders' equity (deficit)
Common Stock	$ 1	$ 0	$ 0